Leases	12 Months Ended
Mar. 31, 2012
Leases

12.    Leases

KONAMI is obligated under various capital leases and noncancelable operating leases which expire at various dates during the next 25 years.

For the year ended March 31, 2011 and 2012, certain tools, furniture and fixtures were sold for ¥1,975 million and ¥788 million ($9,588 thousand), respectively, and then leased back. These leases were accounted for as a capital lease since the rights of ownership are to be transferred to the lessee at the end of respective lease terms of 3 to 10 years.

For the year ended March 31, 2012, certain properties including buildings were sold at ¥759 million ($9,235 thousand) and leased back. Those sale-leaseback contractual terms are 10 years, and the rights of ownership are to be transferred to the lessee at the end of lease term of 10 years. Based upon KONAMI’s continuing involvement under the applicable accounting standards, those sale-leaseback transactions were accounted for under the financing method and the proceeds from the transactions were recognized as financing obligations.

At March 31, 2011 and 2012, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet recorded under capital leases and financing obligations were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Building and structures	¥20,118	¥21,476	$261,296
Tools, furniture and fixtures	4,822	4,584	55,773
Accumulated amortization	(12,178)	(14,224)	(173,062)

Net leased property	¥12,762	¥11,836	$144,007

Amortization of capitalized leases is included in depreciation expense.

Future minimum lease payments under capital leases and financing obligations and noncancelable operating leases as of March 31, 2012 are as follows:

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2013	¥3,622	¥9,620
2014	3,175	9,617
2015	3,071	9,582
2016	2,890	9,563
2017	2,673	9,175
2018 and thereafter	19,962	46,832

Total minimum lease payments	¥35,393	¥94,389

Less: amount representing interest (rates ranging from 1.250% to 9.362% per annum)	(8,132)

Present value of net minimum lease payments	27,261
Less: current portion	(2,458)

Non-current portion	¥24,803

KONAMI occupies certain offices and lease equipment under cancelable lease arrangements. Rental expenses for all operating leases for the years ended March 31, 2010, 2011 and 2012 totaled ¥18,763 million, ¥18,438 million and ¥18,255 million ($222,107 thousand), respectively, and were included in costs of products sold, costs of services rendered and others and selling, general and administrative expenses in the accompanying consolidated statements of income.